Basic and Diluted Loss per Share (Details) - Schedule of Basic and Diluted Net Loss per Share Attributable To Common Shareholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							9 Months Ended				12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022		Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss (in Dollars)	$ (867)	$ (1,593)	$ (1,895)	$ (2,207)		$ (1,654)	$ (4,639)	$ (4,355)		$ (8,500)		$ (10,982)	$ (5,251)
Denominator:
Common shares outstanding used in computing net loss per share attributable to common shareholders	2,370,486			1,731,753				1,986,178		968,721
Pre-Funded warrants to purchase common shares	304,250							262,712
Fully vested RSUs outstanding used in computing net loss per share attributable to common shareholders	10,890							5,345
Weighted average number of shares basic	2,685,626			1,731,753	[1]			2,254,235	[1]	968,721	[1]	11,621,238	2,048,788
Net loss per share attributable to common shareholders – basic (in Dollars per share)	$ (0.32)			$ (1.27)	[1],[2]			$ (1.93)	[1],[2]	$ (8.77)	[1],[2]	$ (0.95)	$ (2.56)

[1]	Adjusted to reflect reverse stock split, see note 3(f).
[2]	Adjusted to reflect April 2023 reverse stock split, see note 3(f).